Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Shareholders’ Equity

13.    Shareholders’ Equity

The Company is authorized to issue 1,000,000,000 shares, consisting of:

(i)     700,000,000 shares of Class A Common Stock with a par value of $0.0001 per share;

(ii)    170,000,000 shares of Class C Common Stock with a par value of $0.0001 per share;

(iii)   110,000,000 shares of Class D Common Stock with a par value of $0.0001 per share; and

(iv)   20,000,000 shares of preferred stock with a par value of $0.0001 per share.

The following shares of common stock are issued and outstanding at:

	2023		2022
	Number	Amount	Number	Amount
Class A Common Stock	114,926,700	741,410	111,467,763	$741,013
Class C Common Stock	165,353,621	16,535	167,662,214	16,766
Class D Common Stock	105,782,403	10,578	105,782,403	10,578

Balance	386,062,724	768,523	384,912,380	$768,357

Class A Common Stock

Authorized

The Company is authorized to issue 700,000,000 shares with a par value of $0.0001 per share.

Issued and outstanding

The holders of shares of Class A Common Stock are entitled to one vote for each share of Class A Common Stock held at any meeting of shareholders of the Company. The holders of Class A Common Stock are entitled to receive dividends and other distributions declared or paid by the Company. The holders of Class A Common Stock are entitled to receive the remaining property of the Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preferred shares.

Number of Class A Common Stock
Balance December 31, 2022	111,467,763
Issuance of Class A Common Stock in connection with Callin acquisition	981,243
Issuance of Class A Common Stock upon vesting of stock awards, net share settlement on restricted stock units	195,832
Issuance of Class A Common Stock in exchange for Class C Common Shares	2,308,593
Holdback of Class A Common Stock for the repayment of domain name loan in connection with the acquisition of Locals Technology Inc.	(26,731)
Balance December 31, 2023	114,926,700

Former holders of the Legacy Rumble’s common shares are eligible to receive up to an aggregate of 105,000,000 additional shares of the Company’s Class A Common Stock, of which 76,412,604 shares are currently held in escrow and 28,587,396 shares will be issued when the contingency is met. Similarly, the Sponsor’s common shares are eligible to receive up to an aggregate of 1,973,750 additional shares of the Company’s Class A Common Stock and will be issued when the contingency is met. The holders are eligible to the shares if the closing price of the Company’s Class A Common Stock is greater than or equal to $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 trading-day period. The term will expire September 16, 2027. If there is a change in control prior to September 16, 2027 resulting in a per share price equal to or in excess of the $15.00 and $17.50 share price milestones not previously met, then the Company shall issue the earnout shares to the holders.

Number of Class A Common Stock
Balance December 31, 2021	—
Issuance of Class A Common Stock in exchange for Legacy Rumble Class A and B common shares	48,970,404
Issuance of Class A Common Stock in exchange for Legacy Rumble warrants	14,153,048
Issuance of Class A and B Common Stock in connection with the Qualifying Transaction	10,875,000
Issuance of Class A Common Stock in exchange for CFVI Class B common shares	7,500,000
Issuance of Class A Common Stock in connection with public shares	29,969,311
Balance December 31, 2022	111,467,763

On September 16, 2022, in connection with the Qualifying Transaction, the following transactions occurred with regards to Class A Common Stock:

•        All Legacy Rumble shares and warrants held by Non-Electing Shareholders were exchanged for 48,970,404 and 14,153,048 shares of Class A Common Stock, respectively.

•        CFVI Units in connection with the CFVI Placement Units and FPA were exchanged for 700,000 and 1,875,000 shares of Class A Common Stock, respectively.

•        The Company issued 8,300,000 Class A Common Stock through the PIPE.

•        CFVI Class B Common Stock were exchanged for 7,500,000 shares of Class A Common Stock.

•        CFVI Units in connection with the Offering were exchanged for 29,969,311 shares of Class A Common Stock.

Class C Common Stock

Authorized

The Company is authorized to issue 170,000,000 shares with a par value of $0.0001 per share.

Issued and outstanding

The holders of shares of Class C Common Stock are entitled to one vote for each share of Class C Common Stock held at any meeting of shareholders of the Company. The holders of Class C Common Stock are not entitled to receive dividends and other distributions declared or paid by the Company. The holders of shares of Class C Common Stock are not entitled to receive the remaining property of Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preferred shares and Class A Common Stock.

Number of Class C Common Stock
Balance December 31, 2022	167,662,214
Issuance of Class A Common Stock in exchange for Class C Common Shares	(2,308,593)
Balance December 31, 2023	165,353,621

During the year ended December 31, 2023, Electing Shareholders exchanged (on a 1-for-1 basis) their ExchangeCo Shares for shares of Class A Common Stock. In connection with the exchange, an equivalent number of Class C Common Stock held by the Electing Shareholders was cancelled.

Number of Class C Common Stock
Balance December 31, 2021	—
Issuance of C Common Stock in exchange for Legacy Rumble Class A and B common shares	168,762,214
Repurchase of Class C Common Stock in the Key Individual Subscription Agreement	(1,100,000)
Balance December 31, 2022	167,662,214

On September 16, 2022, in connection with the Qualifying Transaction, the following transactions occurred with regards to Class C Common Stock:

•        All issued and outstanding Legacy Rumble shares (including Legacy Rumble warrants) held by Electing Shareholders were exchanged for 168,762,214 shares of Class C Common Stock using the Company Exchange Ratio of 24.5713:1.0000 pursuant to the Business Combination Agreement.

•        Concurrently with the Qualifying Transaction on September 16, 2022, the Company entered into a share repurchase agreement with Mr. Pavlovski. Upon closing of the Qualifying Transaction, the Company repurchased shares of 1,100,000 Class C Common Stock for a total purchase price of $11,000,000. Of the $11,000,000 of proceeds, Mr. Pavlovski reinvested $1,000,000 to pay the purchase price for the Company’s Class D Common Stock.

Class D Common Stock

Authorized

The Company is authorized to issue 110,000,000 shares with a par value of $0.0001 per share.

Issued and outstanding

The holders of shares of Class D Common Stock are entitled to 11.2663 votes for each share of Class D Common Stock held at any meeting of shareholders of the Company. The holders of shares of Class D Common Stock are not entitled to receive dividends and other distributions declared or paid by the Company. The holders of shares of Class D Common Stock are not entitled to receive the remaining property of Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preferred shares and Class A Common Stock.

Number of Class D Common Stock
Balance December 31, 2021	—
Issuance of Class D Common Stock in the Key Individual Subscription Agreement	105,782,403
Balance December 31, 2022 and 2023	105,782,403

For an aggregate price of $1,000,000, upon closing of the Qualifying Transaction, the Company issued and sold to Mr. Pavlovski 105,782,403 shares of the Company’s Class D Common Stock.